Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Proceeds from Issuance of Common Limited Partners Units		$ 78,286,761
Proceeds, Net of Offering Costs, from Issuance of Common Limited Partners Units	$ 0	$ 78,308,749	$ 0
Number of Operators		2
Environmental Exit Costs, Costs Accrued to Date		$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		0	0
Best-Efforts Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Partners' Capital Account, Units, Sale of Units | shares		4,486,625
Proceeds from Issuance of Common Limited Partners Units		$ 85,200,000
Proceeds, Net of Offering Costs, from Issuance of Common Limited Partners Units		$ 78,300,000
Whiting Petroleum [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage		99.00%